Derivative financial liability - current (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning	£ 4,160	£ 85
Warrants issued	1,368	4,562
Transfer to share premium on exercise of warrants	(3,618)
Gain recognised in finance income within the consolidated statement of comprehensive income	(751)	(487)
Balance at ending	£ 1,159	£ 4,160